AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 8, 2009

Registration No. 333-146328

811-06144

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 4

and

                      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28

SEPARATE ACCOUNT VA DD

(Exact Name of Registrant)

MONUMENTAL LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Monumental Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1800 M St., N.W.

Washington, D.C. 20036-5869

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On May 1, 2009 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on February 9, 2009. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 3 to Form N-4, File No. 333-146328) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 7th day of April, 2009.

SEPARATE ACCOUNT VA DD MONUMENTAL LIFE INSURANCE COMPANY Depositor

*
Henry G. Hagan President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Ralph L. Arnold	Director, Chief Operations Officer and Senior Vice President	2009

* Darryl D. Button	Director, Senior Vice President, and Chief Financial Officer	2009

* Craig D. Vermie	Director, Senior Vice President, General Counsel, and Assistant Secretary	2009

* Arthur C. Schneider	Director, Senior Vice President, and Chief Tax Officer	2009

* Robert J. Kontz	Director, and Vice President	2009

* Brenda K. Clancy	Director, Executive Vice President and Chief Operating Officer	2009

* Marilyn Carp	Director and Executive Vice President	2009

* Henry G. Hagan	Director, Chairman of the Board, President, and Chief Executive Officer	2009

* Mark W. Mullin	Director and Executive Vice President	2009

* Eric J. Martin	Vice President and Corporate Controller	2009

/s/ Darin D. Smith * By Darin D. Smith	Attorney-in-Fact pursuant to powers of attorney filed previously and herewith	April 7, 2009